UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Small-Cap Value Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (100.2%)

Auto & Transportation (5.1%)
BorgWarner, Inc.	247,078	$12,028
* Yellow Roadway Corp.	192,324	11,259
CNF Inc.	227,250	10,633
* Navistar International Corp.	276,456	10,063
Tidewater Inc.	251,404	9,770
* Laidlaw International Inc.	456,549	9,496
OMI Corp.	398,213	7,626
Overseas Shipholding Group Inc.	112,583	7,083
Alexander & Baldwin, Inc.	168,972	6,962
USF Corp.	123,187	5,945
Cooper Tire & Rubber Co.	296,436	5,443
* Kansas City Southern	279,817	5,389
American Axle & Manufacturing Holdings, Inc.	185,614	4,548
ArvinMeritor, Inc.	276,649	4,280
Modine Manufacturing Co.	136,743	4,011
Overnite Corp.	123,216	3,942
Arkansas Best Corp.	99,586	3,762
* Alaska Air Group, Inc.	118,163	3,479
* Aviall Inc.	121,595	3,405
Visteon Corp.	570,268	3,256
* Offshore Logistics, Inc.	97,414	3,246
Skywest, Inc.	156,235	2,904
* General Maritime Corp.	53,994	2,615
* TBC Corp.	92,856	2,587
Superior Industries International, Inc.	93,529	2,470
* Continental Airlines, Inc. Class B	189,508	2,282
Bandag, Inc.	47,814	2,246
* RailAmerica, Inc.	162,312	2,026
Monaco Coach Corp.	116,164	1,876
Sea Containers Ltd. Class A	97,601	1,782
Wabtec Corp.	63,544	1,302
Wabash National Corp.	46,841	1,143
* Aftermarket Technology Corp.	57,435	948
* Stoneridge, Inc.	75,378	920
* Strattec Security Corp.	16,587	889
Coachmen Industries, Inc.	62,522	850
* Fleetwood Enterprises, Inc.	85,898	747
* Delta Air Lines, Inc.	180,147	730
* Covenant Transport, Inc.	37,604	662
* Mesa Air Group Inc.	88,561	620
* Frontier Airlines, Inc.	54,451	571
* Keystone Automotive Industries, Inc.	24,241	561
* P.A.M. Transportation Services, Inc.	29,583	509
* America West Holdings Corp. Class B	76,777	417
* Collins & Aikman Corp.	162,790	200
Bandag, Inc. Class A	2,769	117

		167,600

Consumer Discretionary (14.1%)
The Neiman Marcus Group, Inc. Class A	188,081	17,211
OfficeMax, Inc.	367,841	12,323
* Service Corp. International	1,452,691	10,866
* Tech Data Corp.	256,544	9,508
* BJ's Wholesale Club, Inc.	305,640	9,493
Adesa, Inc.	382,984	8,947
The Toro Co.	100,552	8,899
Saks Inc.	491,710	8,875
Borders Group, Inc.	330,283	8,792
Snap-On Inc.	253,046	8,044
* AnnTaylor Stores Corp.	310,403	7,943
Dillard's Inc.	292,178	7,860
Reader's Digest Association, Inc.	437,701	7,577
Lee Enterprises, Inc.	167,561	7,272
American Greetings Corp. Class A	282,042	7,186
* United Stationers, Inc.	145,501	6,584
IKON Office Solutions, Inc.	619,998	6,132
* Jack in the Box Inc.	161,802	6,003
Media General, Inc. Class A	91,851	5,681
* Scholastic Corp.	150,596	5,555
Wolverine World Wide, Inc.	252,288	5,407
* Linens 'n Things, Inc.	198,813	4,937
Maytag Corp.	348,079	4,863
Furniture Brands International Inc.	221,902	4,840
* MPS Group, Inc.	450,522	4,735
* Payless ShoeSource, Inc.	299,596	4,731
* Tommy Hilfiger Corp.	403,834	4,725
Tupperware Corp.	231,821	4,720
Banta Corp.	109,751	4,697
* Barnes & Noble, Inc.	131,741	4,544
CBRL Group, Inc.	105,982	4,377
* Aztar Corp.	152,438	4,354
The Brink's Co.	124,775	4,317
The Pep Boys (Manny, Moe & Jack)	242,453	4,262
* Charming Shoppes, Inc.	523,474	4,256
Blockbuster Inc. Class A	480,429	4,242
Chemed Corp.	54,845	4,195
IHOP Corp.	83,346	3,974
* School Specialty, Inc.	99,985	3,915
Callaway Golf Co.	302,146	3,867
Bob Evans Farms, Inc.	155,434	3,645
* Dollar Thrifty Automotive Group, Inc.	110,259	3,614
Kellwood Co.	121,896	3,509
ABM Industries Inc.	181,556	3,491
* CSK Auto Corp.	197,613	3,488
Catalina Marketing Corp.	134,593	3,486
* Central Garden and Pet Co.	79,107	3,470
Pier 1 Imports Inc.	189,096	3,447
* Helen of Troy Ltd.	124,648	3,413
Orient-Express Hotel Ltd.	126,030	3,289
La-Z-Boy Inc.	229,398	3,196
Phillips-Van Heusen Corp.	119,712	3,189
Liberty Corp.	74,330	3,014
* Big Lots Inc.	248,537	2,987
* The Sports Authority, Inc.	108,124	2,973
Sonic Automotive, Inc.	129,259	2,935
* ShopKo Stores, Inc.	130,137	2,892
Cato Corp. Class A	89,016	2,871
Landry's Restaurants, Inc.	99,148	2,867
* Consolidated Graphics, Inc.	54,034	2,842
Triarc Cos., Inc. Class B	197,342	2,729
* Stewart Enterprises, Inc. Class A	436,494	2,684
Finish Line, Inc.	115,757	2,680
* Ryan's Restaurant Group, Inc.	183,226	2,662
Blockbuster Inc. Class B	316,857	2,649
Viad Corp.	97,511	2,623
Brown Shoe Co., Inc.	75,927	2,602
Blyth, Inc.	81,720	2,602
United Auto Group, Inc.	92,121	2,564
* K2 Inc.	184,422	2,536
Burlington Coat Factory Warehouse Corp.	88,164	2,530
* JAKKS Pacific, Inc.	115,582	2,482
Kelly Services, Inc. Class A	83,704	2,410
Speedway Motorsports, Inc.	67,347	2,404
* Jo-Ann Stores, Inc.	84,951	2,386
Lone Star Steakhouse & Saloon, Inc.	80,494	2,327
* Group 1 Automotive, Inc.	86,197	2,267
Bowne & Co., Inc.	149,368	2,247
* Hollywood Entertainment Corp.	165,063	2,174
The Stride Rite Corp.	161,303	2,145
Russell Corp.	114,650	2,073
* O'Charley's Inc.	94,212	2,048
Movie Gallery, Inc.	71,263	2,044
* Spherion Corp.	267,765	2,006
* Lin TV Corp.	118,004	1,998
* Stage Stores, Inc.	51,866	1,991
Hollinger International, Inc.	182,148	1,985
Journal Communications, Inc.	118,465	1,961
Pulitzer, Inc.	30,656	1,954
* FTI Consulting, Inc.	93,356	1,927
* Argosy Gaming Co.	41,027	1,884
The Marcus Corp.	91,180	1,869
Handleman Co.	97,926	1,857
Gray Television, Inc.	123,014	1,780
* Elizabeth Arden, Inc.	73,091	1,735
Lithia Motors, Inc.	66,683	1,708
American Woodmark Corp.	46,976	1,704
Ethan Allen Interiors, Inc.	52,513	1,680
* Vail Resorts Inc.	65,704	1,659
* Korn/Ferry International	86,565	1,647
UniFirst Corp.	40,729	1,625
* Tetra Tech, Inc.	123,532	1,559
The Topps Co., Inc.	168,738	1,554
Central Parking Corp.	88,321	1,517
Courier Corp.	28,232	1,480
* Brightpoint, Inc.	78,855	1,477
Movado Group, Inc.	78,816	1,458
Churchill Downs, Inc.	36,658	1,451
Kenneth Cole Productions, Inc.	48,486	1,413
* SOURCECORP, Inc.	69,178	1,393
Lawson Products, Inc.	28,735	1,345
The Buckle, Inc.	38,052	1,328
* Fisher Communications, Inc.	24,546	1,269
CDI Corp.	56,078	1,241
* 4Kids Entertainment Inc.	55,595	1,229
G & K Services, Inc. Class A	30,131	1,214
Libbey, Inc.	57,628	1,210
* Geo Group Inc.	41,832	1,196
Haverty Furniture Cos., Inc.	76,598	1,168
Oxford Industries, Inc.	31,275	1,144
Blair Corp.	34,091	1,124
Amerco, Inc.	23,560	1,091
* Century Business Services, Inc.	253,472	1,039
* Cross Country Healthcare, Inc.	59,393	995
* Alliance Gaming Corp.	101,334	972
* Journal Register Co.	58,039	969
Russ Berrie and Co., Inc.	50,547	968
Action Performance Cos., Inc.	73,025	966
* The Pantry, Inc.	29,537	915
* Steven Madden, Ltd.	54,796	915
* RC2 Corp.	26,736	909
* Volt Information Sciences Inc.	36,979	893
Clark, Inc.	57,516	890
* Asbury Automotive Group, Inc.	57,442	885
World Wrestling Entertainment, Inc.	73,669	884
* Six Flags, Inc.	205,434	846
National Presto Industries, Inc.	20,890	842
Startek, Inc.	44,878	754
* Midway Games Inc.	72,939	748
CSS Industries, Inc.	20,089	734
* Hudson Highland Group, Inc.	40,749	696
Sturm, Ruger & Co., Inc.	95,083	659
Hancock Fabrics, Inc.	84,418	628
* The Gymboree Corp.	47,302	593
* Pegasus Solutions Inc.	48,025	568
Dover Downs Gaming & Entertainment, Inc.	41,306	514
* Atari, Inc.	158,829	502
* Leapfrog Enterprises, Inc.	42,953	488
* Sharper Image Corp.	19,577	325
* Regent Communications, Inc.	55,365	296
* Advanced Marketing Services	43,432	261
Deb Shops, Inc.	8,993	254
* The Boyds Collection, Ltd.	88,748	206
The Neiman Marcus Group, Inc. Class B	922	83
Triarc Cos., Inc. Class A	838	12
* Gartner, Inc. Class B	236	2

		464,237

Consumer Staples (2.0%)
* Del Monte Foods Co.	927,036	10,058
Ralcorp Holdings, Inc.	129,571	6,135
Universal Corp. (VA)	112,306	5,140
Chiquita Brands International, Inc.	179,824	4,816
Flowers Foods, Inc.	161,485	4,556
Longs Drug Stores, Inc.	124,389	4,257
Sensient Technologies Corp.	196,008	4,226
Pilgrim's Pride Corp.	117,093	4,183
Ruddick Corp.	155,104	3,591
* Hain Celestial Group, Inc.	136,337	2,541
Schweitzer-Mauduit International, Inc.	65,246	2,189
American Italian Pasta Co.	79,508	2,179
Tootsie Roll Industries, Inc.	61,140	1,834
Sanderson Farms, Inc.	39,582	1,710
Weis Markets, Inc.	41,769	1,540
Lance, Inc.	84,704	1,361
Dimon Inc.	198,034	1,238
* The Great Atlantic & Pacific Tea Co., Inc.	76,402	1,138
Vector Group Ltd.	73,755	1,134
Standard Commercial Tobacco Co.	45,552	847
Ingles Markets, Inc.	48,883	651
Coca-Cola Bottling Co.	8,747	458

		65,782

Financial Services (36.9%)
* AmeriCredit Corp.	683,014	16,010
American Capital Strategies, Ltd.	434,940	13,661
* Conseco, Inc.	664,642	13,572
Mills Corp. REIT	241,107	12,755
United Dominion Realty Trust REIT	582,829	12,164
Colonial BancGroup, Inc.	562,117	11,535
Mack-Cali Realty Corp. REIT	267,643	11,335
Sky Financial Group, Inc.	417,678	11,202
Federal Realty Investment Trust REIT	229,194	11,082
First American Corp.	335,046	11,036
Camden Property Trust REIT	231,849	10,904
Reckson Associates Realty Corp. REIT	354,226	10,875
Rayonier Inc. REIT	219,178	10,856
Webster Financial Corp.	233,971	10,625
StanCorp Financial Group, Inc.	125,033	10,600
HRPT Properties Trust REIT	878,799	10,466
Thornburg Mortgage, Inc. REIT	371,747	10,424
SL Green Realty Corp. REIT	178,713	10,047
Annaly Mortgage Management Inc. REIT	533,277	10,004
Arden Realty Group, Inc. REIT	288,855	9,778
FirstMerit Corp.	352,184	9,424
CBL & Associates Properties, Inc. REIT	130,508	9,333
Ventas, Inc. REIT	371,365	9,269
IndyMac Bancorp, Inc.	272,515	9,266
Pan Pacific Retail Properties, Inc. REIT	160,480	9,107
The South Financial Group, Inc.	297,034	9,071
Washington Federal Inc.	380,884	8,878
CenterPoint Properties Corp. REIT	214,379	8,790
* Allmerica Financial Corp.	234,180	8,419
AmerUs Group Co.	172,286	8,141
Realty Income Corp. REIT	348,693	7,978
BRE Properties Inc. Class A REIT	221,601	7,823
Whitney Holdings Corp.	175,459	7,810
Westamerica Bancorporation	148,477	7,687
Healthcare Realty Trust Inc. REIT	209,773	7,644
Trizec Properties, Inc. REIT	400,952	7,618
CarrAmerica Realty Corp. REIT	239,598	7,559
Shurgard Storage Centers, Inc. Class A REIT	183,902	7,536
Raymond James Financial, Inc.	243,481	7,377
Health Care Inc. REIT	230,542	7,377
American Financial Realty Trust REIT	487,793	7,136
First Industrial Realty Trust REIT	187,953	7,110
HCC Insurance Holdings, Inc.	193,872	7,010
Hudson United Bancorp	197,692	6,969
People's Bank	164,802	6,749
Colonial Properties Trust REIT	175,328	6,736
* Jones Lang Lasalle Inc.	144,342	6,734
Brandywine Realty Trust REIT	235,627	6,692
IPC Holdings Ltd.	169,917	6,674
Crescent Real Estate, Inc. REIT	407,582	6,660
First Niagara Financial Group, Inc.	491,964	6,499
Reinsurance Group of America, Inc.	150,973	6,428
Prentiss Properties Trust REIT	187,905	6,419
* La Quinta Corp. REIT	746,715	6,347
Commerce Group, Inc.	102,170	6,332
Impac Mortgage Holdings, Inc. REIT	327,391	6,279
Trustmark Corp.	216,237	6,271
Capital Automotive REIT	189,176	6,266
BancorpSouth, Inc.	303,435	6,263
Essex Property Trust, Inc. REIT	90,823	6,261
Old National Bancorp	305,273	6,197
GATX Corp.	185,070	6,142
Pennsylvania REIT	150,975	6,087
* Philadelphia Consolidated Holding Corp.	78,302	6,071
* Ohio Casualty Corp.	259,891	5,972
First Midwest Bancorp, Inc.	183,753	5,968
Taubman Co. REIT	213,823	5,931
Nationwide Health Properties, Inc. REIT	293,105	5,924
Alexandria Real Estate Equities, Inc. REIT	91,887	5,916
* United Rentals, Inc.	290,975	5,881
New Century REIT, Inc.	122,376	5,730
Home Properties, Inc. REIT	147,361	5,718
Pacific Capital Bancorp	190,817	5,683
American Financial Group, Inc.	183,552	5,653
Park National Corp.	50,237	5,652
Downey Financial Corp.	91,841	5,651
Endurance Specialty Holdings Ltd.	148,531	5,620
Cathay General Bancorp	175,732	5,536
MAF Bancorp, Inc.	132,868	5,519
Greater Bay Bancorp	224,525	5,481
Highwood Properties, Inc. REIT	200,922	5,389
United Bankshares, Inc.	161,377	5,348
Newcastle Investment Corp. REIT	180,496	5,343
Platinum Underwriters Holdings, Ltd.	179,797	5,340
Chittenden Corp.	203,588	5,308
Washington REIT	183,787	5,284
Delphi Financial Group, Inc.	122,260	5,257
Texas Regional Bancshares, Inc.	173,028	5,210
Post Properties, Inc. REIT	166,922	5,181
Kilroy Realty Corp. REIT	125,567	5,137
Selective Insurance Group	109,978	5,084
The Phoenix Cos., Inc.	396,154	5,063
Susquehanna Bancshares, Inc.	204,383	4,983
* PHH Corp.	223,864	4,896
* ProAssurance Corp.	121,973	4,818
Provident Bankshares Corp.	145,717	4,803
Commercial Federal Corp.	172,914	4,781
Citizens Banking Corp.	161,565	4,744
Lexington Corporate Properties Trust REIT	213,371	4,681
Redwood Trust, Inc. REIT	89,977	4,605
American Home Mortgage Investment Corp. REIT	159,094	4,556
Provident Financial Services Inc.	266,211	4,552
Maguire Properties, Inc. REIT	189,790	4,532
Senior Housing Properties Trust REIT	271,359	4,526
F.N.B. Corp.	235,147	4,503
* Knight Trading Group, Inc.	450,802	4,346
Westcorp, Inc.	102,803	4,343
Gables Residential Trust REIT	129,049	4,297
Assured Guaranty Ltd.	234,025	4,201
Entertainment Properties Trust REIT	100,525	4,165
Corporate Office Properties Trust, Inc. REIT	153,326	4,060
Novastar Financial, Inc. REIT	112,595	4,055
Commercial Net Lease Realty REIT	217,368	4,010
Central Pacific Financial Co.	118,969	4,003
Republic Bancorp, Inc.	294,517	3,988
Bank Mutual Corp.	327,890	3,876
R & G Financial Corp. Class B	123,627	3,853
Brookline Bancorp, Inc.	257,774	3,841
LandAmerica Financial Group, Inc.	74,475	3,726
Glimcher Realty Trust REIT	156,241	3,703
Alabama National BanCorporation	59,690	3,694
EastGroup Properties, Inc. REIT	96,127	3,624
MB Financial, Inc.	94,433	3,617
BankAtlantic Bancorp, Inc. Class A	205,870	3,582
TrustCo Bank NY	310,862	3,572
First Commonwealth Financial Corp.	260,425	3,568
Saxon Inc. REIT	206,928	3,549
S & T Bancorp, Inc.	99,303	3,515
Corus Bankshares Inc.	73,501	3,505
* First Federal Financial Corp.	68,670	3,503
UICI	140,645	3,411
First Citizens BancShares Class A	23,161	3,390
First BanCorp Puerto Rico	79,811	3,372
Horace Mann Educators Corp.	188,557	3,345
Equity One, Inc. REIT	160,854	3,312
Hancock Holding Co.	100,150	3,255
* Piper Jaffray Cos., Inc.	87,348	3,196
National Penn Bancshares Inc.	129,215	3,175
Mid-America Apartment Communities, Inc. REIT	86,043	3,141
Glacier Bancorp, Inc.	102,259	3,119
Zenith National Insurance Corp.	59,455	3,083
First Republic Bank	95,095	3,078
Heritage Property Investment Trust REIT	103,204	3,063
Harbor Florida Bancshares, Inc.	88,953	3,033
RAIT Investment Trust REIT	112,411	3,015
CRT Properties, Inc. REIT	137,421	2,993
UMB Financial Corp.	52,383	2,982
First Charter Corp.	131,744	2,976
* Metris Cos., Inc.	255,253	2,958
Hilb, Rogal and Hamilton Co.	82,416	2,950
NBT Bancorp, Inc.	130,025	2,914
PS Business Parks, Inc. REIT	71,844	2,895
Chemical Financial Corp.	88,409	2,874
Glenborough Realty Trust, Inc. REIT	150,055	2,869
Infinity Property & Casualty Corp.	90,827	2,839
Jefferies Group, Inc.	74,682	2,814
Stewart Information Services Corp.	74,994	2,814
First Financial Bancorp	154,121	2,813
Amcore Financial, Inc.	98,355	2,779
AMLI Residential Properties Trust REIT	100,762	2,760
Sovran Self Storage, Inc. REIT	69,441	2,752
Sun Communities, Inc. REIT	76,429	2,736
MCG Capital Corp.	176,732	2,719
MFA Mortgage Investments, Inc. REIT	355,271	2,704
* MeriStar Hospitality Corp. REIT	383,574	2,685
Parkway Properties Inc. REIT	57,368	2,679
National Health Investors REIT	102,903	2,673
Sterling Bancshares, Inc.	187,952	2,669
Tanger Factory Outlet Centers, Inc. REIT	120,618	2,654
Frontier Financial Corp.	69,847	2,647
Flagstar Bancorp, Inc.	135,157	2,642
Community Bank System, Inc.	114,617	2,626
Max Re Capital Ltd.	110,870	2,609
* Arch Capital Group Ltd.	65,007	2,603
Equity Inns, Inc. REIT	235,332	2,596
PFF Bancorp, Inc.	93,616	2,584
Mid-State Bancshares	97,049	2,582
First Community Bancorp	58,272	2,581
R.L.I. Corp.	61,444	2,547
W Holding Co., Inc.	252,641	2,544
Westbanco Inc.	90,481	2,489
* NCO Group, Inc.	127,025	2,483
LaSalle Hotel Properties REIT	85,350	2,479
Anthracite Capital Inc. REIT	222,177	2,475
* CB Richard Ellis Group, Inc.	70,701	2,474
Omega Healthcare Investors, Inc. REIT	220,679	2,423
Anchor Bancorp Wisconsin Inc.	85,585	2,406
Innkeepers USA Trust REIT	184,237	2,379
Kramont Realty Trust REIT	100,961	2,362
Unizan Financial Corp.	90,861	2,362
Alfa Corp.	157,750	2,279
First Financial Bankshares, Inc.	51,005	2,276
Independent Bank Corp. (MI)	78,792	2,267
United Fire & Casualty Co.	66,279	2,242
PXRE Group Ltd.	86,725	2,224
Getty Realty Holding Corp. REIT	86,639	2,214
* LaBranche & Co. Inc.	237,158	2,206
Partners Trust Financial Group, Inc.	205,289	2,176
* Alleghany Corp.	7,826	2,168
* BankUnited Financial Corp.	80,577	2,164
Oriental Financial Group Inc.	91,078	2,133
Northwest Bancorp, Inc.	97,384	2,085
Sandy Spring Bancorp, Inc.	63,695	2,059
Scottish Re Group Ltd.	90,965	2,049
City Holding Co.	69,132	2,042
* USI Holdings Corp.	171,859	2,024
Ramco-Gershenson Properties Trust REIT	73,868	2,006
Dime Community Bancshares	131,476	1,998
Sterling Financial Corp. (PA)	76,636	1,994
Anworth Mortgage Asset Corp. REIT	202,978	1,938
KNBT Bancorp Inc.	126,677	1,938
* Danielson Holdings Corp.	111,750	1,928
Town & Country Trust REIT	72,691	1,923
First Merchants Corp.	73,717	1,909
McGrath RentCorp	80,458	1,881
Acadia Realty Trust REIT	116,813	1,878
Sterling Bancorp	75,918	1,843
Highland Hospitality Corp. REIT	175,560	1,817
* Quanta Capital Holdings Ltd.	225,367	1,803
* FelCor Lodging Trust, Inc. REIT	144,674	1,798
Luminent Mortgage Capital, Inc. REIT	162,414	1,783
Arbor Realty Trust, Inc. REIT	71,878	1,779
Independent Bank Corp. (MA)	60,561	1,756
Aspen Insurance Holdings Ltd.	69,173	1,744
Net.Bank, Inc.	204,169	1,731
Irwin Financial Corp.	74,610	1,718
Investors Real Estate Trust REIT	183,374	1,711
TierOne Corp.	72,244	1,698
Capitol Bancorp Ltd.	55,001	1,664
* National Western Life Insurance Co. Class A	9,670	1,653
* United America Indemnity, Ltd.	86,888	1,637
* CompuCredit Corp.	60,420	1,608
Washington Trust Bancorp, Inc.	58,248	1,601
Community Trust Bancorp Inc.	55,456	1,598
Suffolk Bancorp	47,713	1,576
Midland Co.	49,614	1,563
Trustreet Properties, Inc.,	101,089	1,556
West Coast Bancorp	65,269	1,553
IBERIABANK Corp.	27,238	1,532
Integra Bank Corp.	68,943	1,526
* Franklin Bank Corp.	88,409	1,525
FBL Financial Group, Inc. Class A	54,306	1,521
Capital City Bank Group, Inc.	37,400	1,515
First Financial Holdings, Inc.	53,939	1,498
Saul Centers, Inc. REIT	46,770	1,497
Affordable Residential Communities REIT	117,038	1,481
Presidential Life Corp.	90,612	1,475
Columbia Banking System, Inc.	61,800	1,468
Strategic Hotel Capital, Inc. REIT	98,908	1,454
Simmons First National Corp.	58,029	1,440
Odyssey Re Holdings Corp.	56,769	1,421
Bedford Property Investors, Inc. REIT	64,790	1,414
State Auto Financial Corp.	52,597	1,400
Universal Health Realty Income REIT	48,911	1,382
Great Southern Bancorp, Inc.	42,091	1,367
Urstadt Biddle Properties Class A REIT	88,031	1,342
* Argonaut Group, Inc.	63,173	1,341
First Financial Corp. (IN)	44,683	1,320
Omega Financial Corp.	44,077	1,313
WSFS Financial Corp.	24,828	1,305
Flushing Financial Corp.	71,498	1,301
United Community Financial Corp.	116,640	1,294
* ITLA Capital Corp.	25,681	1,283
Advanta Corp. Class B	55,528	1,277
Tompkins Trustco, Inc.	29,554	1,258
* Electro Rent Corp.	93,360	1,253
* Sterling Financial Corp.	35,011	1,250
Banner Corp.	46,014	1,241
First Busey Corp.	63,648	1,232
Community Banks, Inc.	48,628	1,215
U.S.B. Holding Co., Inc.	53,881	1,196
First Community Bancshares, Inc.	42,194	1,184
Harleysville Group, Inc.	59,404	1,180
Union Bankshares Corp.	36,511	1,169
Capital Lease Funding, Inc. REIT	103,089	1,139
Peoples Holding Co.	36,355	1,131
First Bancorp (NC)	49,896	1,130
CityBank Lynnwood WA	34,865	1,128
Pennrock Financial Services Corp.	32,107	1,121
First Indiana Corp.	46,245	1,119
SWS Group, Inc.	68,375	1,096
First Source Corp.	49,986	1,066
Seacoast Banking Corp. of Florida	54,135	1,065
Arrow Financial Corp.	37,789	1,029
First Place Financial Corp.	56,138	1,027
* CNA Surety Corp.	75,455	1,026
Midwest Banc Holdings, Inc.	51,414	1,024
SCBT Financial Corp.	33,818	1,016
WFS Financial, Inc.	23,461	1,012
Camden National Corp.	28,621	1,012
Lakeland Bancorp, Inc.	64,155	999
Peoples Bancorp, Inc.	36,806	990
Virginia Financial Group, Inc.	30,090	990
Bank of Granite Corp.	53,096	982
Riggs National Corp.	48,874	933
OceanFirst Financial Corp.	40,231	924
First Oak Brook Bancshares, Inc.	30,158	883
Advanta Corp. Class A	42,399	882
American Equity Investment Life Holding Co.	67,714	866
Farmers Capital Bank Corp.	25,202	852
Mission West Properties Inc. REIT	79,028	838
* PMA Capital Corp. Class A	104,459	836
Republic Bancorp, Inc. Class A	37,296	829
BancFirst Corp.	11,979	827
Baldwin & Lyons, Inc. Class B	31,829	826
Hanmi Financial Corp.	49,434	818
Harleysville National Corp.	36,042	766
Fidelity Bankshares, Inc.	32,557	748
NBC Capital Corp.	30,741	743
Financial Institutions, Inc.	36,665	726
Pennfed Financial Services, Inc.	48,722	723
Bristol West Holdings, Inc.	45,503	705
Citizens 1st Bancorp, Inc.	30,717	686
Federal Agricultural Mortgage Corp. Class C	38,623	676
* Ocwen Financial Corp.	82,097	663
Capital Southwest Corp.	8,219	650
* Navigators Group, Inc.	19,298	640
German American Bancorp	41,018	636
Old Second Bancorp, Inc.	18,399	555
Royal Bancshares of Pennsylvania, Inc.	20,472	465
Gabelli Asset Management Inc.	9,809	438
Charter Financial Corp.	11,227	375
Crawford & Co. Class B	38,052	272
Urstadt Biddle Properties REIT	9,487	148

		1,213,799

Health Care (2.3%)
* Beverly Enterprises, Inc.	475,582	5,888
Valeant Pharmaceuticals International	261,430	5,887
Owens & Minor, Inc. Holding Co.	173,487	4,710
Perrigo Co.	227,391	4,355
* Edwards Lifesciences Corp.	91,648	3,961
* Kindred Healthcare, Inc.	106,218	3,728
* OSI Pharmaceuticals, Inc.	77,962	3,223
West Pharmaceutical Services, Inc.	134,761	3,221
* Viasys Healthcare Inc.	136,587	2,606
* Human Genome Sciences, Inc.	257,609	2,375
Analogic Corp.	51,140	2,212
Alpharma, Inc. Class A	179,094	2,206
* Magellan Health Services, Inc.	58,995	2,009
* Genesis Healthcare Corp.	45,549	1,954
Landauer, Inc.	39,405	1,873
Datascope Corp.	55,210	1,688
* Onyx Pharmaceuticals, Inc.	51,623	1,618
* Vicuron Pharmaceuticals Inc.	87,657	1,381
* Alexion Pharmaceuticals, Inc.	60,873	1,319
* DJ Orthopedics Inc.	47,399	1,187
* Odyssey Healthcare, Inc.	99,425	1,169
* Vertex Pharmaceuticals, Inc.	124,065	1,161
National Healthcare Corp.	33,483	1,145
* Chattem, Inc.	24,476	1,088
Hooper Holmes, Inc.	272,562	1,041
* PAREXEL International Corp.	40,186	944
* Albany Molecular Research, Inc.	91,193	937
* Medarex, Inc.	125,305	893
* OCA Inc.	209,989	892
* Abgenix, Inc.	123,757	866
* CTI Molecular Imaging, Inc.	39,815	807
* Incyte Corp.	114,540	782
* NPS Pharmaceuticals Inc.	59,920	756
* Exelixis, Inc.	109,741	744
Vital Signs, Inc.	18,029	719
* Cell Genesys, Inc.	122,764	556
* Zymogenetics, Inc.	35,003	534
* Keryx Biopharmaceuticals, Inc.	38,088	509
* CuraGen Corp.	120,585	502
* ARIAD Pharmaceuticals, Inc.	72,256	405
* Geron Corp.	62,624	383
* ImmunoGen, Inc.	63,015	330
* NeoPharm, Inc.	40,688	316
* Maxygen Inc.	35,266	303
* Regeneron Pharmaceuticals, Inc.	59,031	302
* Trimeris, Inc.	25,675	289

		75,774

Other Energy (4.3%)
* Reliant Energy, Inc.	1,313,485	14,947
Arch Coal, Inc.	274,165	11,792
* Tesoro Petroleum Corp.	292,369	10,824
* Forest Oil Corp.	234,721	9,506
CONSOL Energy, Inc.	199,001	9,357
Cabot Oil & Gas Corp.	145,574	8,028
Vintage Petroleum, Inc.	245,853	7,735
* Cimarex Energy Co.	182,958	7,135
* Houston Exploration Co.	124,231	7,075
* Magnum Hunter Resources Inc.	383,296	6,175
* Stone Energy Corp.	105,561	5,127
* Dynegy, Inc.	1,245,668	4,871
* Veritas DGC Inc.	147,055	4,406
Frontier Oil Corp.	118,577	4,300
* Swift Energy Co.	123,396	3,509
* Cheniere Energy, Inc.	53,015	3,420
Holly Corp.	82,402	3,071
* Universal Compression Holdings, Inc.	76,353	2,891
* Spinnaker Exploration Co.	77,555	2,756
* Comstock Resources, Inc.	93,198	2,679
* Enbridge Energy Management LLC	40,562	1,981
* Hanover Compressor Co.	152,338	1,839
* The Meridian Resource Corp.	347,607	1,794
* Whiting Petroleum Corp.	43,944	1,792
* Oil States International, Inc.	59,740	1,228
* Core Laboratories NV	40,415	1,037
* Parker Drilling Co.	144,983	834
* FuelCell Energy, Inc.	66,880	667
* Harvest Natural Resources, Inc.	55,758	663
* Plug Power, Inc.	72,702	480
* Global Power Equipment Group Inc.	45,925	440
* Dril-Quip, Inc.	10,735	330

		142,689

Materials & Processing (12.9%)
Lubrizol Corp.	293,426	11,925
Martin Marietta Materials, Inc.	211,287	11,815
Louisiana-Pacific Corp.	459,774	11,559
Harsco Corp.	181,504	10,819
RPM International, Inc.	511,873	9,357
Cytec Industries, Inc.	170,800	9,266
Cabot Corp.	263,543	8,810
Hughes Supply, Inc.	290,794	8,651
* FMC Corp.	154,134	8,238
AptarGroup Inc.	157,281	8,175
The Timken Co.	297,797	8,142
Corn Products International, Inc.	308,100	8,008
Commercial Metals Co.	218,432	7,403
Great Lakes Chemical Corp.	224,644	7,216
York International Corp.	182,346	7,144
Olin Corp.	308,730	6,885
Cleveland-Cliffs Inc.	94,180	6,863
Albemarle Corp.	171,615	6,240
* Shaw Group, Inc.	281,783	6,143
Georgia Gulf Corp.	132,673	6,100
USEC Inc.	372,533	6,065
Worthington Industries, Inc.	308,386	5,946
Minerals Technologies, Inc.	90,258	5,937
Clarcor Inc.	112,502	5,846
Quanex Corp.	108,978	5,811
Potlatch Corp.	123,371	5,807
Brady Corp. Class A	174,440	5,643
Carpenter Technology Corp.	94,900	5,638
Texas Industries, Inc.	95,334	5,124
Acuity Brands, Inc.	189,590	5,119
* Washington Group International, Inc.	112,037	5,041
* AK Steel Corp.	453,414	5,015
* URS Corp.	173,561	4,990
Lennox International Inc.	225,035	4,933
Reliance Steel & Aluminum Co.	122,081	4,884
* WCI Communities, Inc.	156,964	4,721
* USG Corp.	141,956	4,707
Delta & Pine Land Co.	161,026	4,348
Allegheny Technologies Inc.	178,578	4,306
Mueller Industries Inc.	151,854	4,275
Steel Dynamics, Inc.	121,252	4,177
* Hercules, Inc.	272,415	3,945
Kaydon Corp.	124,086	3,896
Watsco, Inc.	91,612	3,857
Granite Construction Co.	146,459	3,847
* OM Group, Inc.	124,836	3,798
Longview Fibre Co.	202,391	3,797
H.B. Fuller Co.	125,958	3,653
* Oregon Steel Mills, Inc.	155,459	3,576
Ferro Corp.	184,541	3,473
Eagle Materials, Inc.	42,611	3,449
* PolyOne Corp.	383,123	3,402
Greif Inc. Class A	48,196	3,358
Compass Minerals International	129,069	3,285
* Lone Star Technologies, Inc.	83,015	3,273
* Jacuzzi Brands, Inc.	334,315	3,263
Albany International Corp.	104,975	3,242
* Century Aluminum Co.	105,493	3,192
* EMCOR Group, Inc.	66,827	3,129
Eagle Materials, Inc. B Shares	39,260	3,094
* Trammell Crow Co.	148,613	3,057
Florida Rock Industries, Inc.	50,025	2,942
Wausau-Mosinee Paper Corp.	204,782	2,896
Spartech Corp.	141,394	2,807
Arch Chemicals, Inc.	98,200	2,796
Universal Forest Products, Inc.	70,860	2,753
Building Materials Holding Corp.	60,372	2,685
Airgas, Inc.	104,161	2,488
* Dycom Industries, Inc.	107,232	2,465
Glatfelter	163,743	2,415
A. Schulman Inc.	134,616	2,345
* Griffon Corp.	108,436	2,322
Cambrex Corp.	108,819	2,318
Gibraltar Industries Inc.	103,776	2,277
WD-40 Co.	69,182	2,248
Silgan Holdings, Inc.	34,300	2,229
* RTI International Metals, Inc.	95,103	2,225
Wellman, Inc.	140,406	2,030
MacDermid, Inc.	59,810	1,944
Barnes Group, Inc.	71,133	1,933
Chesapeake Corp. of Virginia	85,590	1,799
* Stillwater Mining Co.	178,507	1,758
Tredegar Corp.	101,439	1,710
Rock-Tenn Co.	125,938	1,675
Valmont Industries, Inc.	73,811	1,647
* Caraustar Industries, Inc.	125,060	1,613
Myers Industries, Inc.	113,414	1,600
CIRCOR International, Inc.	64,246	1,584
* GrafTech International Ltd.	278,228	1,583
* Buckeye Technology, Inc.	139,673	1,508
Calgon Carbon Corp.	155,089	1,324
Ameron International Corp.	35,335	1,272
Ennis, Inc.	71,637	1,212
* NCI Building Systems, Inc.	31,359	1,210
Pope & Talbot, Inc.	67,616	1,189
* Apex Silver Mines Ltd.	62,267	998
* NL Industries, Inc.	42,997	993
Penn Engineering & Manufacturing Corp.	54,112	977
* Alico, Inc.	16,013	844
Quaker Chemical Corp.	40,550	833
* Infrasource Services Inc.	69,256	831
Apogee Enterprises, Inc.	54,303	775
* Energy Conversion Devices, Inc.	33,127	753
The Standard Register Co.	57,178	712
* Interface, Inc.	99,750	680
* Tejon Ranch Co.	14,911	665
Deltic Timber Corp.	15,844	620
Stepan Co.	25,444	598
* Avatar Holding, Inc.	11,425	535
* Encore Wire Corp.	24,812	253

		426,547

Producer Durables (7.3%)
Cummins Inc.	157,396	11,073
Standard Pacific Corp.	139,742	10,088
Beazer Homes USA, Inc.	182,610	9,105
* Terex Corp.	206,426	8,938
Briggs & Stratton Corp.	225,305	8,203
IDEX Corp.	200,401	8,086
Kennametal, Inc.	167,262	7,943
* AGCO Corp.	397,097	7,247
HNI Corp.	144,610	6,500
Ryland Group, Inc.	104,303	6,469
* Flowserve Corp.	243,130	6,290
Ametek, Inc.	150,756	6,068
Crane Co.	207,794	5,982
Nordson Corp.	135,696	4,996
* Genlyte Group, Inc.	54,473	4,901
MDC Holdings, Inc.	69,827	4,863
Belden CDT Inc.	206,151	4,579
Lincoln Electric Holdings, Inc.	145,512	4,377
* Moog Inc.	95,835	4,332
* Thomas & Betts Corp.	129,903	4,196
Curtiss-Wright Corp.	70,016	3,991
* Esterline Technologies Corp.	107,854	3,726
* Gardner Denver Inc.	87,422	3,454
Herman Miller, Inc.	108,937	3,281
Woodward Governor Co.	44,927	3,221
Federal Signal Corp.	211,905	3,215
* Axcelis Technologies, Inc.	438,904	3,204
Baldor Electric Co.	123,445	3,186
Regal-Beloit Corp.	108,616	3,127
Applied Industrial Technology, Inc.	110,038	2,993
* Brooks Automation, Inc.	196,287	2,980
Watts Water Technologies, Inc.	88,189	2,876
Thomas Industries, Inc.	70,016	2,775
Stewart & Stevenson Services, Inc.	120,066	2,748
* Triumph Group, Inc.	69,923	2,723
* Mykrolis Corp.	184,311	2,636
Tecumseh Products Co. Class A	64,273	2,546
* Technitrol, Inc.	168,571	2,515
* MKS Instruments, Inc.	153,509	2,438
* Electro Scientific Industries, Inc.	125,226	2,428
MTS Systems Corp.	82,782	2,403
A.O. Smith Corp.	82,923	2,394
* Credence Systems Corp.	300,692	2,378
M/I Homes, Inc.	46,493	2,275
NACCO Industries, Inc. Class A	21,798	2,222
Helix Technology Corp.	114,489	1,771
* Veeco Instruments, Inc.	117,327	1,766
* Powerwave Technologies, Inc.	217,951	1,687
JLG Industries, Inc.	76,343	1,645
Technical Olympic USA, Inc.	49,491	1,495
Kimball International, Inc. Class B	102,395	1,485
Cohu, Inc.	90,157	1,438
* Littelfuse, Inc.	49,108	1,407
* Teledyne Technologies, Inc.	42,841	1,341
Tennant Co.	33,690	1,303
Standex International Corp.	46,272	1,263
* ATMI, Inc.	48,482	1,214
HEICO Corp.	60,375	1,214
Skyline Corp.	31,504	1,213
Robbins & Myers, Inc.	51,198	1,127
C & D Technologies, Inc.	111,796	1,124
* Kadant Inc.	57,859	1,073
* Audiovox Corp.	82,212	1,047
* General Cable Corp.	86,190	1,040
CTS Corp.	76,933	1,000
* Mastec Inc.	116,743	958
Gorman-Rupp Co.	42,105	904
* DuPont Photomasks, Inc.	32,749	873
Franklin Electric, Inc.	22,166	836
* Semitool, Inc.	76,058	776
Levitt Corp. Class A	25,888	664
* Asyst Technologies, Inc.	135,963	651
* LTX Corp.	135,355	601
* Astec Industries, Inc.	24,461	539
Keithley Instruments Inc.	30,743	496
* Kulicke & Soffa Industries, Inc.	78,392	493
Lindsay Manufacturing Co.	17,051	325
HEICO Corp. Class A	8,568	136
Tecumseh Products Co. Class B	3,032	119
Curtiss-Wright Corp. Class B	219	12

		241,007

Technology (4.6%)
* Arrow Electronics, Inc.	509,541	12,917
* Avnet, Inc.	529,948	9,762
* Sybase, Inc.	418,289	7,722
* Emulex Corp.	363,962	6,857
* BearingPoint, Inc.	701,236	6,150
* Integrated Device Technology Inc.	469,902	5,653
Imation Corp.	149,617	5,199
* DRS Technologies, Inc.	113,839	4,838
* Anixter International Inc.	131,144	4,741
* Electronics for Imaging, Inc.	236,592	4,221
* 3Com Corp.	1,085,612	3,865
* Hutchinson Technology, Inc.	109,796	3,819
* Benchmark Electronics, Inc.	118,278	3,765
* CSG Systems International, Inc.	224,871	3,663
* CIENA Corp.	2,129,556	3,663
Black Box Corp.	76,047	2,845
* Conexant Systems, Inc.	1,860,613	2,791
* Checkpoint Systems, Inc.	165,335	2,791
* Ascential Software Corp.	129,051	2,391
Agilysys, Inc.	120,891	2,377
* Adaptec, Inc.	488,113	2,338
* Perot Systems Corp.	173,586	2,333
* Parametric Technology Corp.	415,344	2,322
* MICROS Systems, Inc.	57,062	2,095
* Maxtor Corp.	384,108	2,043
* Gateway, Inc.	492,167	1,983
* Zoran Corp.	189,399	1,960
* Sycamore Networks, Inc.	548,637	1,953
Methode Electronics, Inc. Class A	159,445	1,931
* Ciber, Inc.	246,472	1,792
* CommScope, Inc.	119,258	1,784
* Lattice Semiconductor Corp.	323,830	1,739
* Actel Corp.	111,177	1,710
* Newport Corp.	116,129	1,683
Park Electrochemical Corp.	82,944	1,680
* Borland Software Corp.	177,026	1,437
* Keane, Inc.	108,971	1,420
* Silicon Storage Technology, Inc.	371,597	1,382
* MRO Software Inc.	94,572	1,327
Bel Fuse, Inc. Class B	41,828	1,267
* McDATA Corp. Class A	313,179	1,181
* SafeNet, Inc.	37,090	1,087
* Dot Hill Systems Corp.	182,229	1,084
* Integrated Silicon Solution, Inc.	159,080	1,066
* Komag, Inc.	45,896	1,026
* InFocus Corp.	173,823	998
* KEMET Corp.	126,172	978
* Herley Industries Inc.	56,851	973
* Gartner, Inc. Class A	89,087	853
* SPSS, Inc.	45,453	790
* ESS Technology, Inc.	139,630	736
* Lawson Software Inc.	108,740	642
* Enterasys Networks, Inc.	442,278	619
* SYNNEX Corp.	29,857	520
* Broadwing Corp.	123,179	510
* ScanSoft, Inc.	136,908	509
* Bioveris Corp.	93,125	492
* Manugistics Group, Inc.	287,098	482
* Safeguard Scientifics, Inc.	339,338	482
* Remec, Inc.	89,971	475
* Iomega Corp.	106,514	457
* AMIS Holdings Inc.	31,868	360
* Finisar Corp.	281,042	351
* Oplink Communications, Inc.	125,799	198
* McDATA Corp.	682	2
Bel Fuse, Inc. Class A	85	2

		153,082

Utilities (9.7%)
Alliant Energy Corp.	497,942	13,335
ONEOK, Inc.	409,293	12,614
* Allegheny Energy, Inc.	603,686	12,472
* CMS Energy Corp.	947,844	12,360
AGL Resources Inc.	313,179	10,939
OGE Energy Corp.	391,307	10,546
UGI Corp. Holding Co.	225,226	10,230
Aqua America, Inc.	417,638	10,169
Great Plains Energy, Inc.	326,869	9,996
National Fuel Gas Co.	347,505	9,935
* Southern Union Co.	394,352	9,902
Energen Corp.	144,311	9,611
Atmos Energy Corp.	336,581	9,088
Hawaiian Electric Industries Inc.	354,431	9,045
Vectren Corp.	334,141	8,902
WPS Resources Corp.	156,258	8,269
Westar Energy, Inc.	377,702	8,173
Piedmont Natural Gas, Inc.	337,213	7,769
PNM Resources Inc.	280,449	7,482
NICOR Inc.	193,901	7,192
Peoples Energy Corp.	166,479	6,979
WGL Holdings Inc.	214,107	6,629
* Kinder Morgan Management, LLC	162,703	6,604
Duquesne Light Holdings, Inc.	338,167	6,060
* Sierra Pacific Resources	516,331	5,551
New Jersey Resources Corp.	122,406	5,328
IDACORP, Inc.	183,485	5,205
ALLETE, Inc.	117,072	4,899
UniSource Energy Corp.	150,684	4,667
Cleco Corp.	217,258	4,628
Black Hills Corp.	135,878	4,493
Northwest Natural Gas Co.	120,672	4,365
* Price Communications Corp.	235,296	4,118
* Aquila, Inc.	1,061,900	4,067
* El Paso Electric Co.	208,645	3,964
Southwest Gas Corp.	158,751	3,835
Avista Corp.	202,608	3,546
South Jersey Industries, Inc.	60,578	3,417
CH Energy Group, Inc.	69,400	3,172
* Southwestern Energy Co.	55,703	3,162
UIL Holdings Corp.	60,730	3,076
Otter Tail Corp.	120,460	3,016
MGE Energy, Inc.	89,326	2,961
Empire District Electric Co.	112,466	2,616
The Laclede Group, Inc.	87,678	2,560
California Water Service Group	76,498	2,553
American States Water Co.	73,263	1,854
Surewest Communications	57,597	1,328
Central Vermont Public Service Corp.	53,396	1,200
North Pittsburgh Systems, Inc.	59,399	1,174
Cascade Natural Gas Corp.	49,702	992
SJW Corp.	28,202	991
Connecticut Water Services, Inc.	35,384	882
CT Communications, Inc.	74,977	790
* General Communication, Inc.	66,555	608

		319,319

Other (1.0%)
Carlisle Co., Inc.	136,933	9,554
Teleflex Inc.	159,522	8,164
Trinity Industries, Inc.	198,786	5,600
Lancaster Colony Corp.	123,498	5,255
Walter Industries, Inc.	55,325	2,354
Kaman Corp. Class A	97,195	1,210
* Sequa Corp. Class A	20,259	1,050

		33,187

TOTAL COMMON STOCKS
(Cost $2,795,177)		3,303,023

TEMPORARY CASH INVESTMENTS (2.9%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $95,439)	95,438,888	95,439

TOTAL INVESTMENTS (103.1%)
(Cost $2,890,616)		3,398,462

OTHER ASSETS AND LIABILITIES--NET (-3.1%)		(101,752)

NET ASSETS (100%)		$3,296,710

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $2,890,616,000. Net unrealized appreciation of investment securities for tax purposes was $507,846,000, consisting of unrealized gains of $588,124,000 on securities that had risen in value since their purchase and $80,278,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.